SEWARD & KISSEL LLP
                               901 K Street, N.W.
                                   Suite 800
                              Washington, DC 20001

                           Telephone: (202) 737-8833
                           Facsimile: (202) 737-5184
                                 www.sewkis.com

                                                             February 12, 2014


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

         Re:     AllianceBernstein Bond Fund, Inc.
                  -  AllianceBernstein Emerging Markets Debt Portfolio
                  -  AllianceBernstein Emerging Markets Corporate Debt Portfolio
                  -  AllianceBernstein High Yield Portfolio
                  -  AllianceBernstein Mortgage Opportunities Portfolio
                  -  AllianceBernstein Credit Long/Short Portfolio
                 File Nos. 2-48227 and 811-02383
                 ---------------------------------------------------------------

Dear Sir or Madam:


            Attached herewith please find Post-Effective Amendment No. 123 under the Securities Act of 1933 (the "1933 Act") and Amendment No. 101 under the Investment Company Act of 1940 to the Registration Statement on Form N-1A of AllianceBernstein Bond Fund, Inc. We are making this filing for the sole purpose of registering five new portfolios, the AllianceBernstein Emerging Markets Debt Portfolio, AllianceBernstein Emerging Markets Corporate Debt Portfolio, AllianceBernstein High Yield Portfolio, AllianceBernstein Mortgage Opportunities Portfolio and AllianceBernstein Credit Long/Short Portfolio.

            Please call me at the above-referenced number if you have any questions regarding the attached.

                                                   Sincerely,


                                                   /s/ Joanne A. Skerrett
                                                  -------------------------
                                                       Joanne A. Skerrett

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